Goodwill and Deferred Charges and Other Non-Current Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Deferred Charges and Other Non-Current Assets
Goodwill and Deferred Charges and Other Non-Current Assets

7.  Goodwill and Deferred Charges and Other Non-Current Assets

The changes in the carrying amount of goodwill by segment were as follows:

	Aerospace Group	Defense Group	Sporting Group	Total
Balance at April 1, 2010	$676,516	$366,947	$140,447	$1,183,910
Acquisition	—	—	67,626	67,626
Balance at March 31, 2011	$676,516	$366,947	$208,073	$1,251,536
Adjustments	—	—	—	—
Balance at March 31, 2012	$676,516	$366,947	$208,073	$1,251,536

The goodwill recorded within Aerospace Group above is presented net of $108,500 of accumulated impairment losses.

The fiscal 2011 acquisition in Sporting Group relates to the purchase price allocation of Blackhawk, as previously discussed in Note 4.

Deferred charges and other non-current assets consist of the following:

	March 31
	2012	2011
Gross debt issuance costs	$27,613	$34,823
Less accumulated amortization	(9,602)	(12,047)
Net debt issuance costs	18,011	22,776
Other intangible assets	121,001	131,850
Long term receivables	312,843	188,935
Long term inventory	13,032	11,061
Environmental remediation receivable	28,888	26,761
Commodity forward contracts	—	12,619
Other non-current assets	47,523	50,806
Total deferred charges and other non-current assets	$541,298	$444,808

The long term receivables represent unbilled receivables on long term commercial aerospace contracts and other programs that ATK does not expect to collect within the next fiscal year.

Included in deferred charges and other non-current assets in the table above is $38,998 of other intangible assets consisting of trademarks and brand names that are not being amortized as their estimated useful lives are considered indefinite and amortizing assets as follows:

	March 31, 2012			March 31, 2011
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade name	66,060	(9,062)	56,998	$66,060	$(4,592)	$61,468
Patented technology	17,400	(4,820)	12,580	17,400	(2,410)	14,990
Customer relationships and other	34,185	(21,760)	12,425	34,185	(17,791)	16,394
Total	$117,645	$(35,642)	$82,003	$117,645	$(24,793)	$92,852

During the fourth quarter of 2010, ATK made a strategic decision to discontinue the use of the Thiokol and MRC trade names which were recorded as part of business acquisitions in April 2001 and March 2004, respectively.  The Thiokol trade name was not being amortized as its estimated useful life was considered indefinite.  ATK had begun amortizing the MRC trade name during fiscal 2009 over an estimated useful life of 10 years.  The decision to discontinue using these names was based on the belief that the ATK brand name better reflects the Company’s overall capabilities as ATK continues to pursue business and react to changes in the markets in which these trade names had historically been used.  The Company will no longer use the Thiokol or MRC trade names.  This decision represented a change in circumstances that would indicate that the assets’ carrying values may not be recoverable and, as a result, ATK evaluated the assets for impairment.  The Company measured the fair value of the assets using reduced expected future contributions and the appropriate royalty rate.  Based on this assessment, ATK recorded non-cash impairment charges of $24,586 and $13,422, within Aerospace Group and Defense Group, respectively, related to the Thiokol and MRC trade names.  These charges were included in operating expenses in the Consolidated Income Statements.

The assets in the table above are being amortized using a straight-line method over a weighted average remaining period of approximately 10.5 years. Amortization expense related to these assets was $10,848 in fiscal 2012, $11,145 in fiscal 2011, and $6,091 in fiscal 2010.  ATK expects amortization expense related to these assets to be as follows:

Fiscal 2013	$11,187
Fiscal 2014	10,320
Fiscal 2015	9,304
Fiscal 2016	7,707
Fiscal 2017	5,417
Thereafter	38,068
Total	$82,003